Short-Term and Long-Term Borrowings	12 Months Ended
Sep. 30, 2024
Convertible Notes [Abstract]
SHORT-TERM AND LONG-TERM BORROWINGS

NOTE 14 – SHORT-TERM AND LONG-TERM BORROWINGS

Short-term borrowings as of September 30, 2024 and 2023 consisted of the following:

	September 30, 2024	September 30, 2023
Short-term bank loans	$16,244,870	$16,036,184
Short-term loans from third-party individuals and entities	8,761,760	7,879,608
Total	$25,006,630	$23,915,792

For the years ended September 30, 2024,2023 and 2022, interest expense on all short-term borrowings amounted to $1,086,384, $998,758 and $1,536,169, respectively.

Short-term bank loans as of September 30, 2024 consisted of the following:

Bank Name	Amount – RMB	Amount –USD	Issuance Date	Expiration Date	Interest
Bank of Nanjing*	17,000,000	2,422,481	7/2/2024	6/2/2025	3.80%
Bank of Nanjing*	1,000,000	142,499	7/2/2024	11/1/2024	3.80%
Bank of China*	6,000,000	854,993	7/29/2024	7/29/2025	2.88%
Bank of Beijing*	10,000,000	1,424,989	4/3/2024	4/3/2025	3.65%
Bank of Communications *	6,000,000	854,993	11/24/2023	11/23/2024	4.35%
Postal Savings Bank of China*	20,000,000	2,849,977	1/2/2024	12/31/2024	3.65%
Industrial and Commercial Bank*	3,133,800	446,562	8/16/2024	8/20/2025	3.00%
Industrial and Commercial Bank*	3,866,200	550,929	8/20/2024	8/16/2025	3.00%
China CITIC Bank*	5,000,000	712,494	9/24/2024	9/23/2025	3.00%
Industrial and Commercial Bank	10,000,000	1,424,989	9/29/2024	9/28/2025	3.00%
Bank of China*	2,000,000	284,998	8/6/2024	8/5/2025	3.45%
Chengdu Rural Commercial Bank*	10,000,000	1,424,989	12/22/2023	12/21/2024	3.55%
China Construction Bank*	5,000,000	712,494	3/11/2024	3/10/2025	3.95%
Bank of Chengdu*	5,000,000	712,494	7/25/2024	7/23/2025	3.70%
Bank of China*	10,000,000	1,424,989	8/23/2024	8/23/2025	3.45%
Total	114,000,000	$16,244,870

*

As of September 30, 2024, all the short term bank loans were guaranteed by the Company’s major shareholder, Mr. Tao Ling and his immediate family members. Among them, a total of $3,277,474 short term bank loans were pledged by the personal assets owned by them. No guarantee-fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the year ended September 30, 2024.

Except for the short-term bank loan of $142,499 from Bank of Nanjing, the remaining above-mentioned short-term bank loans will be renewed upon maturity.

Short-term bank loans as of September 30, 2023 consisted of the following:

Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Bank of Nanjing*	19,000,000	2,604,167	7/21/2023	7/1/2024	3.70%
Bank of Nanjing*	1,000,000	137,061	7/21/2023	7/1/2024	3.70%
Bank of China*	4,000,000	548,246	7/27/2023	7/25/2024	3.42%
Bank of China*	2,000,000	274,123	7/27/2023	2/26/2024	3.42%
Bank of China*	4,000,000	548,246	7/26/2023	7/25/2024	3.42%
Bank of Ningbo	10,000,000	1,370,613	6/21/2023	6/15/2024	4.55%
Bank of Jiangsu	5,000,000	685,307	8/15/2023	8/14/2024	4.05%
Bank of Jiangsu	3,000,000	411,184	8/15/2023	8/13/2024	4.05%
Agricultural Bank of China	10,000,000	1,370,614	11/9/2022	11/1/2023	3.65%
Bank of Beijing	10,000,000	1,370,614	4/28/2023	4/27/2024	3.65%
Bank of Nanjing*	5,000,000	685,307	5/17/2023	11/14/2023	3.80%
Bank of Communications	9,000,000	1,233,553	6/29/2023	6/28/2024	3.70%
Bank of China*	10,000,000	1,370,614	6/29/2023	1/28/2024	3.65%
Agricultural Bank of China*	10,000,000	1,370,614	1/1/2023	1/1/2024	3.65%
Bank of Chengdu*	5,000,000	685,307	7/25/2023	7/24/2024	5.65%
Bank of China*	10,000,000	1,370,614	8/21/2023	8/21/2024	5.55%
Total	117,000,000	$16,036,184

*	As of September 30, 2023, a total of $9,594,299 bank loans were guaranteed by, or pledged by the personal assets owned by, the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee-fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the year ended September 30, 2023.

Short-term borrowings also include loans from third party companies and various individuals that are unsecured, due on demand, and bear interest of 0%, 4% and 8%. The Company recorded interest expense of $489,677, $315,012 and $499,708 for the years ended September 30, 2024, 2023 and 2022, respectively. As of September 30, 2024 and 2023, the total amount of these loans was $8,761,760 and $7,879,608, respectively.

Long-term borrowings as of September 30, 2024 and 2023 consisted of the following:

	September 30, 2024	September 30, 2023
Long-term bank loans	$1,709,986	$1,644,737
Total	$1,709,986	$1,644,737

For the years ended September 30, 2024, 2023 and 2022, interest expense on all long-term borrowings amounted to 71,743, 46,670 and nil, respectively.

The Company’s long-term bank loans as of September 30, 2024 will all mature within the year, consisting of the following:

Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Bank of Zijin Rural Commercial*	2,000,000	284,998	3/29/2023	3/28/2025	4.35%
Bank of Zijin Rural Commercial**	4,750,000	676,870	3/3/2023	3/3/2025	4.35%
Bank of Zijin Rural Commercial**	5,250,000	748,118	1/31/2023	1/20/2025	4.35%
Total	12,000,000	$1,709,986

*	As of September 30, 2024, a total of $284,998 bank loans were obtained through pledging a fixed certificate of deposit worth $314,922, of which $314,922 is included in the restricted cash.

**	As of September 30, 2024, a total of $1,424,988 long term bank loans were guaranteed by the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee-fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the year ended September 30, 2024.

The Company’s bank loans are guaranteed by the Company’s major shareholder, Mr. Tao Ling and his immediate family members, and third-party companies. See Note 17 – Related Party Transactions for more information on guaranty provided by Mr. Tao Ling and his immediate family members. Certain Company’s assets were also pledged to secure the banks loans. The details of the pledges of assets are as follows:

	September 30, 2024	September 30, 2023
Buildings, net	$802,254	$845,878
Bank deposit	314,922	302,906
Total	$1,117,176	$1,148,784